Borrowings and financial liabilities - Accounting treatment convertible notes (Details) € / shares in Units, € in Thousands				12 Months Ended
	Dec. 31, 2019 EUR (€) item € / shares	Dec. 27, 2019 EUR (€) item € / shares	Aug. 21, 2019 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item shares	Dec. 31, 2019 EUR (€) item € / shares shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item				99
Value of the derivative instrument (in thousands of ) | €				€ 7,358
Bonds converted to new shares | item				310	242
Convertible notes (as restated)
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Redemption premium recognized in financial expenses | €					€ 301
Tranche 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item	58		300		58
Conversion price per share | € / shares	€ 0.18		€ 0.43		€ 0.18
Expected term	1 month		3 months
Value of the derivative instrument (in thousands of ) | €	€ 753		€ 4,122		€ 753
Number of shares issued upon conversion of bonds | shares				13,359,841	10,499,841
Tranche 1 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	101.29		83.16		101.29
Tranche 1 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	(0.68)		(0.78)		(0.68)
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item	150	150			150
Conversion price per share | € / shares	€ 0.20	€ 0.20			€ 0.20
Expected term	3 months	3 months
Value of the derivative instrument (in thousands of ) | €	€ 2,156	€ 2,262			€ 2,156
Number of shares issued upon conversion of bonds | shares				500,000
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	119.15	119.15			119.15
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	(0.78)	(0.78)			(0.78)